T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.7%
NEW YORK 99.4%
Albany County Airport Auth. , 4.00%, 12/15/44	700	778
Albany County Airport Auth. , 5.00%, 12/15/24 (1)(2)	1,000	1,151
Albany County Airport Auth. , 5.00%, 12/15/25 (1)(2)	1,000	1,177
Albany County Airport Auth. , 5.00%, 12/15/26 (1)(2)	1,000	1,199
Albany County Airport Auth. , Series A, 5.00%, 12/15/26 (3)	2,300	2,348
Albany County Airport Auth. , Series A, 5.00%, 12/15/30 (2)	540	686
Albany Municipal Water Fin. Auth. , Series A, 5.00%, 12/1/33	420	450
Battery Park City Auth. , Senior Revenue, Series A, 4.00%,
11/1/44	1,280	1,473
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/31 (3)	750	841
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/33 (3)	650	724
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/34 (3)	500	555
Brooklyn Arena Local Dev. , Series A, 4.00%, 7/15/35 (3)	500	553
Brooklyn Arena Local Dev. , Series A, 5.00%, 7/15/42	2,200	2,499
Buffalo & Erie County Ind. Land Dev. , 5.375%, 10/1/41	2,040	2,147
Buffalo & Erie County Ind. Land Dev. , 5.75%, 10/1/26	1,075	1,144
Buffalo & Erie County Ind. Land Dev. , 6.00%, 10/1/31	1,025	1,087
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.00%,
7/1/40	2,000	2,283
Buffalo & Erie County Ind. Land Dev. , Hosp. Revenue, 5.25%,
7/1/35	530	619
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/43 (3)	600	707
Buffalo Municipal Water Fin. Auth. , Series A, 5.00%, 7/1/48 (3)	1,700	1,991
Build New York City Resource, Inwood Academy, Series A,
5.125%, 5/1/38 (4)	600	669
Build New York City Resource, Inwood Academy, Series A,
5.50%, 5/1/48 (4)	650	732
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (1)(4)	95	95
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(4)	1,000	1,104
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(4)	1,500	1,647

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/44	450	504
Build New York City Resource, The Children's Aid Society
Project, 4.00%, 7/1/49	1,700	1,900
Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/32	1,000	1,072
Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/42	2,000	2,135
Chautauqua County IDA, Dunkirk Power, NRG Energy, IDRB,
5.875%, 4/1/42	1,800	1,811
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/48	3,000	3,356
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40	1,000	1,238
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41	2,725	3,195
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48	900	1,100
Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 4.00%, 7/1/40	650	720
Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 5.00%, 7/1/41	1,100	1,340
Dormitory Auth. of the State of New York, Columbia Univ. ,
Series B, 5.00%, 10/1/38	1,325	1,663
Dormitory Auth. of the State of New York, Convent Sacred
Heart, 5.625%, 11/1/35 (3)	750	795
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/20	350	357
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/21	140	148
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28	500	543
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34	360	388
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42	450	482
Dormitory Auth. of the State of New York, Culinary Institute of
America, 6.00%, 7/1/38	200	205

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Fordham Univ. ,
5.00%, 7/1/44	2,055	2,323

Dormitory Auth. of the State of New York, Manhattan
Marymount College, 5.25%, 7/1/29	1,250	1,273

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 4.00%, 7/1/38	2,000	2,301

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/41 (Prerefunded 1/1/22)
(5)	3,000	3,244

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/23 (Prerefunded
1/1/22) (5)	1,250	1,351

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42	2,970	3,556

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34	2,000	2,418

Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/26 (Prerefunded 7/1/20) (5)	4,500	4,602

Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (6)	1,160	1,307

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 4.00%, 7/1/41	1,500	1,664

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/38	2,000	2,446

Dormitory Auth. of the State of New York, New York Univ. ,
Series A, 5.00%, 7/1/39	2,230	2,674

Dormitory Auth. of the State of New York, New York Univ. Hosp.
Center, Series A, 5.75%, 7/1/31 (Prerefunded 7/1/20) (5)	2,000	2,054

Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36	2,000	2,335

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (4)	1,000	1,182

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/33 (4)	1,000	1,177

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/37 (4)	2,000	2,330

Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/38	500	540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46	1,000	1,156
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/25	1,025	1,048
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/40	1,870	1,913
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/42 (Prerefunded 7/1/22) (5)	1,000	1,102
Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series A, 5.00%, 7/1/27	1,000	1,003
Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series A, 5.00%, 7/1/37	1,360	1,486
Dormitory Auth. of the State of New York, Rockefeller Univ. ,
Series C, 4.00%, 7/1/49	3,500	3,950
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (5)	2,830	3,036
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/26 (Prerefunded 10/1/21) (5)	2,465	2,644
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/33	3,375	4,162
Dormitory Auth. of the State of New York, School Dist. , Series A,
5.00%, 10/1/34	2,800	3,443
Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/25	170	181
Dormitory Auth. of the State of New York, School Dist. ,
Unrefunded Balance, Series A, 5.00%, 10/1/26	35	37
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/27 (Prerefunded 7/1/22) (5)	1,500	1,651
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	2,310	2,537
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (5)	1,195	1,317
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (5)	5	6
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series C, 5.25%, 7/1/25 (6)	2,000	2,409
Dormitory Auth. of the State of New York, St. John's Univ. ,
Unrefunded Balance, Series B, 5.00%, 7/1/30	1,300	1,417

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series A, 5.00%, 6/15/31	3,805	4,216
Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series C, 5.00%, 3/15/41	3,000	3,144
Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/27	1,000	1,092
Dormitory Auth. of the State of New York, State Univ. , 5.00%,
5/15/30	1,500	1,636
Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/42	980	1,174
Dormitory Auth. of the State of New York, State Univ. , Series A,
5.00%, 7/1/46	2,020	2,404
Dormitory Auth. of the State of New York, State Univ. , Series B,
5.00%, 7/1/45	3,000	3,462
Dormitory Auth. of the State of New York, Teachers College,
5.00%, 7/1/42	5,000	5,414
Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31	1,000	1,088
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40	1,000	1,147
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41	2,420	2,834
Dormitory Auth. of the State of New York, Touro College &
Univ. , 5.00%, 1/1/47	4,250	4,766
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series A, 5.75%, 7/1/39	265	266
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series B, 5.00%, 7/1/27	125	125
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/31	460	562
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/36	860	1,035
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/41	200	229
Dutchess County Local Dev. , Culinary Institute of America,
5.00%, 7/1/46	300	342
Dutchess County Local Dev. , Nuvance Health Issue, Series B,
4.00%, 7/1/49	1,000	1,103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
East Rochester Housing Auth. , St. John's Healthcare, Series A,
5.00%, 4/20/27	2,420	2,497
Erie County IDA, School Fac. , 5.00%, 5/1/25	4,500	4,907
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45	1,500	526
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	3,700	3,550
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/34 (3)	500	565
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/35 (3)	500	564
Haverstraw-Stony Point Central School Dist. , GO, 5.00%,
10/15/36 (3)	460	519
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/27	500	580
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
2/1/34	350	435
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/34	300	344
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
10/1/35	325	372
Hempstead Town Local Dev. , Adelphi Univ. Civic Fac. , 5.00%,
9/1/38	2,000	2,222
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/39	1,000	1,102
Hempstead Town Local Dev. , Molloy College, 5.00%, 7/1/44	1,000	1,096
Hudson Yards Infrastructure, 5.25%, 2/15/47 (Prerefunded
2/15/21) (5)	110	116
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (5)	3,100	3,274
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,800	3,322
Hudson Yards Infrastructure, Unrefunded Balance, 5.25%,
2/15/47	2,360	2,466
Hudson Yards Infrastructure, Unrefunded Balance, 5.75%,
2/15/47	3,900	4,101
Long Island Power Auth. , Electric, Zero Coupon, 6/1/21 (3)	1,000	980
Long Island Power Auth., Electric, 5.00%, 9/1/35	2,450	3,022
Long Island Power Auth., Electric, 5.00%, 9/1/37	1,190	1,459
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Long Island Power Auth., Electric, 5.00%, 9/1/39	2,275	2,774
Long Island Power Auth., Electric, 5.00%, 9/1/42	1,000	1,198
Long Island Power Auth., Electric, 5.00%, 9/1/47	2,500	2,973
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/34	2,675	3,079
Long Island Power Auth. , Electric, Series A, 5.00%, 9/1/44	4,000	4,531
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/36	940	1,098
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/37	1,100	1,281
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/41	1,500	1,770
Long Island Power Auth. , Electric, Series B, 5.00%, 9/1/45	1,050	1,210
Madison County Capital Resource, Colgate Univ. , Series A,
5.00%, 7/1/33 (Prerefunded 7/1/23) (5)	750	853
Madison County Capital Resource, Colgate Univ. , Series B,
5.00%, 7/1/43	2,500	2,882
Metropolitan Transportation Auth. , Series A, 5.00%, 11/15/38	3,500	3,868
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(3)	3,000	3,717
Metropolitan Transportation Auth. , Series C-1, 5.25%, 11/15/56	2,000	2,373
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/30
(Prerefunded 11/15/21) (5)	3,500	3,775
Metropolitan Transportation Auth. , Dedicated Tax Fund, Series
A, 5.25%, 11/15/35	7,905	9,733
Metropolitan Transportation Auth. , Green Bonds, Series A-1,
5.25%, 11/15/56	6,160	7,240
Metropolitan Transportation Auth. , Green Bonds, Series A-2,
5.00%, 11/15/45	3,000	3,574
Metropolitan Transportation Auth. , Hudson Rail Yards Trust,
Series A, 5.00%, 11/15/46	1,260	1,262
Monroe County, GO, 5.00%, 6/1/28	600	730
Monroe County, GO, 5.00%, 6/1/29	300	363
Monroe County IDC, Series A, 5.00%, 7/1/36 (Prerefunded
7/1/21) (5)	1,000	1,064
Monroe County IDC, Rochester General Hosp. , Series A, 5.00%,
12/1/37	1,890	2,056
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	214	214

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	537	541
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	1,406	1,387
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	136	134
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20	70	70
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (7)(8)	581	94
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30	1,500	1,687
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31	1,200	1,342
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34	1,000	1,111
Nassau County Local Economic Assistance, South Nassau
Communities Hosp. , 5.00%, 7/1/20	1,555	1,587
Nassau County Local Economic Assistance, South Nassau
Communities Hosp. , 5.00%, 7/1/27	2,000	2,158
Nassau County Local Economic Assistance, Winthrop Univ.
Hosp. Assoc. , 5.00%, 7/1/42	3,065	3,266
New Rochelle, Iona College, Series A, 5.00%, 7/1/34	400	453
New Rochelle, Iona College, Series A, 5.00%, 7/1/35	425	480
New Rochelle, Iona College, Series A, 5.00%, 7/1/40	1,000	1,121
New Rochelle, Iona College, Series A, 5.00%, 7/1/45	1,250	1,395
New York City, Series A-1, GO, 5.00%, 8/1/35	3,835	4,066
New York City, Series B, GO, 5.00%, 8/1/21	2,000	2,052
New York City, Series B, GO, 5.00%, 8/1/26	3,090	3,099
New York City, Series B-1, GO, 5.00%, 12/1/38	1,500	1,791
New York City, Series B-1, GO, 5.00%, 10/1/39	3,650	4,400
New York City, Series E, GO, 5.00%, 8/1/28	2,000	2,051
New York City, Series G-7, GO, VRDN, 1.20%, 4/1/42	100	100
New York City, Series I, GO, 5.00%, 8/1/20	5	5
New York City, Series J, GO, 5.00%, 8/1/33	2,500	2,880

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York City Health & Hosp. , Series A, 5.50%, 2/15/23	2,000	2,054
New York City Housing Dev. , Multi-Family, Series D-1-A, 5.00%,
11/1/42	1,070	1,085
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (9)	1,800	1,814
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series AA, 4.00%, 6/15/40	2,000	2,280
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series DD-1, 5.00%, 6/15/49	2,500	3,026
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series FF, 5.00%, 6/15/33	2,360	2,568
New York City Municipal Water Fin. Auth. , Water & Sewer,
Series HH, 5.00%, 6/15/32	2,250	2,376
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/33	4,000	4,375
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,034
New York City Transitional Fin. Auth. , Building Aid, Series S-1A,
5.00%, 7/15/33	3,000	3,182
New York City Transitional Fin. Auth. , Building Aid, Series S-2,
5.00%, 7/15/34	3,000	3,655
New York City Transitional Fin. Auth. , Future Tax, Series A-1,
5.00%, 11/1/23	4,740	5,088
New York City Transitional Fin. Auth. , Future Tax, Series A-3,
5.00%, 8/1/40	4,960	5,972
New York City Transitional Fin. Auth. , Future Tax, Series C-1,
4.00%, 11/1/40	3,000	3,396
New York City Transitional Fin. Auth. , Future Tax, Series D-1,
5.00%, 11/1/38	5,580	5,958
New York City Transitional Fin. Auth. , Future Tax, Series E-1,
5.00%, 2/1/43	4,470	5,303
New York City Transitional Fin. Auth. , Future Tax, Series I,
5.00%, 5/1/33	5,110	5,700
New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/37	275	351
New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/38	250	318
New York City Trust for Cultural Resources, Carnegie Hall,
5.00%, 12/1/39	220	280
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York City Trust for Cultural Resources, Carnegie Hall,
Series A, 5.00%, 12/1/39	3,000	3,000
New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/33	2,000	2,241
New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38	1,000	1,116
New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/35	4,000	4,737
New York Convention Center Dev. , Hotel Unit Fee, 5.00%,
11/15/40	3,685	4,336
New York Convention Center Dev. , Hotel Unit Fee, Series B,
5.00%, 11/15/24	200	234
New York Liberty Dev. , 3 World Trade Center, Class 1, 5.00%,
11/15/44 (4)	1,500	1,656
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4)	1,250	1,402
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	8,000	8,672
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.625%, 9/15/69	1,550	1,567
New York Liberty Dev. , Bank of America Tower at One Bryant
Park, 2.80%, 9/15/69	1,625	1,636
New York Liberty Dev. , Goldman Sachs Headquarters, 5.25%,
10/1/35	3,885	5,285
New York Mortgage Agency, Series 139, VRDN, 1.23%, 10/1/37
(1)	325	325
New York State Housing Fin. Agency, Series F, VRDN, 1.80%,
5/1/50 (Tender 5/1/20)	1,470	1,470
New York State Thruway Auth. , Series A, 4.00%, 1/1/51	1,500	1,603
New York State Thruway Auth. , Series A, 5.00%, 3/15/33	1,390	1,549
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	3,230	3,754
New York State Thruway Auth. , Series B, 4.00%, 1/1/45	1,100	1,230
New York State Thruway Auth. , Series B, 4.00%, 1/1/45 (3)	2,000	2,251
New York State Thruway Auth. , Series J, 5.00%, 1/1/41	2,000	2,237
New York State Transportation Dev. , American Airlines JFK Int'l.
Airport, 5.00%, 8/1/31 (1)	3,250	3,397
New York State Transportation Dev. , Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/36 (1)	2,250	2,657
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/38	3,000	3,520
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/31 (1)	270	332
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/32 (1)	300	368
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/33 (1)	300	367
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (1)	625	705
Niagara Frontier Transportation Auth. , Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (1)	1,785	2,008
Oneida County Local Dev. , Mohawk Valley Health System,
4.00%, 12/1/49 (3)	2,000	2,212
Onondaga Civic Dev. , Upstate Properties Dev. , 5.25%, 12/1/41	4,000	4,302
Onondaga County Trust for Cultural Resources, Syracuse Univ. ,
5.00%, 12/1/36	530	569
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94	2,000	2,389
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (1)	2,050	2,203
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1)	2,000	2,233
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	2,000	2,267
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	1,535	1,844
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1)	2,500	3,021
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1)	2,500	2,956
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (1)	3,050	3,388
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal
Special Obligation, 6.00%, 12/1/36	1,500	1,572
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43	680	818

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48	1,000	1,200
Saratoga County Water Auth. , 4.00%, 9/1/48	2,460	2,692
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40	1,000	1,179
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47	4,460	5,234
Suffolk County, Series A, GO, 5.00%, 2/1/26 (3)	5,000	6,000
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (5)	280	297
Suffolk County Economic Dev. , Catholic Health Services of
Long Island, Unrefunded Balance, 5.00%, 7/1/28	1,620	1,711
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/23	500	532
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/24	710	754
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/25	500	531
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/32	750	790
Triborough Bridge & Tunnel Auth. , Series A, 5.00%, 11/15/29	1,545	1,736
Triborough Bridge & Tunnel Auth. , Series B, 5.00%, 11/15/25	1,460	1,625
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44	2,750	3,104
Triborough Bridge & Tunnel Auth. , MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42	7,060	8,563
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 4.00%, 9/1/40 (2)	1,665	1,835
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/38 (2)	1,000	1,216
Troy Capital Resource, Rensselaer Polytechnic Institute, Series
A, 5.00%, 9/1/39 (2)	1,500	1,820
Utility Debt Securitization Auth. , 5.00%, 12/15/33	2,505	3,012
Utility Debt Securitization Auth. , Series A, 5.00%, 12/15/34	2,940	3,553
Utility Debt Securitization Auth. , Series B, 5.00%, 12/15/34	2,685	3,245
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34	200	234
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Westchester County Local Dev. , Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42	450	518
Westchester County Local Dev. , Pace Univ. , Series A, 5.00%,
5/1/34	870	966
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	1,130	1,264
Westchester County Local Dev. , Purchase Housing II Project,
5.00%, 6/1/37	1,000	1,172
Western Nassau County Water Auth. , Series A, 5.00%, 4/1/40	1,000	1,157
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39	420	471
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49	1,345	1,486
Yonkers Economic Dev. , Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54	430	471
		516,444

PUERTO RICO 1.1%
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (7)(10)	15	12
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (7)(10)	20	15
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (7)(10)	495	379
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (7)(10)	45	34
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (7)(10)	55	42
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (7)(10)	220	168
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (7)(10)	75	57
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (7)(10)	90	69
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (7)(10)	10	8
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (7)(10)	35	27
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (7)(10)	515	394
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (7)(10)	10	8
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (7)(10)	55	42
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (7)(10)	50	38
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (7)(10)	20	15
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (7)(10)	55	42
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (7)(10)	45	35
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (7)(10)	15	11
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (7)(10)	25	19
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (7)(10)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (7)(10)	175	130
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (7)(10)	50	38
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (7)(10)	20	15
Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (7)(10)	450	344
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	3,000	2,386
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	515	352
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	1,333	845
		5,540

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	800	802
		802
Total Investments in Securities 100.7%
(Cost $496,365)		$522,786
Other Assets Less Liabilities (0.7)%		(3,439)
Net Assets 100.0%		$519,347

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	When-issued security
(3)	Insured by Assured Guaranty Municipal Corporation
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,994 and represents 2.3% of net assets.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by National Public Finance Guarantee Corporation
(7)	Non-income producing
(8)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(9)	Insured by Financial Guaranty Insurance Company
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.